Asset Acquisition - Schedule of asset acquisition (Details) - Zunz S.A. [Member] - PARAGUAY - USD ($) $ in Thousands			3 Months Ended
	Mar. 17, 2025	Jan. 28, 2025	Mar. 31, 2025
Asset Acquisition [Line Items]
Cash paid	$ 25,000		$ 25,000
Acquisition loan payable		$ 31,000	31,000
Cash advance			7,260
Acquisition costs		$ 692	692
Total consideration			63,952
Land			952
Equipment			44
Building and leasehold			57,070
Power purchase agreement guarantee			3,314
VAT receivables			3,126
Other			52
Total assets			64,558
Deferred tax liability			(606)
Net assets acquired			$ 63,952